UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21793

Name of Fund: BlackRock Enhanced Government Fund, Inc. (EGF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Enhanced Government Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2012

Date of reporting period: 03/31/2012

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2012 (Unaudited)	BlackRock Enhanced Government Fund, Inc. (EGF)
(Percentages shown are based on Net Assets)

Asset-Backed Securities (a)	Par (000)	Value
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2005-FF2, Class M2, 0.68%, 3/25/35	$3,220	$3,017,571
Securitized Asset-Backed Receivables LLC Trust:
Series 2005-0P1, Class M2, 0.69%, 1/25/35	2,000	1,399,538
Series 2005-OP2, Class M1, 0.67%, 10/25/35	1,025	620,415
Soundview Home Equity Loan Trust, Series 2007-OPT5, Class 2A2, 1.19%, 10/25/37	2,500	1,205,298
Total Asset-Backed Securities – 3.5%		6,242,822

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.6%
Bank of America Mortgage Securities, Inc., Series 2003-J, Class 2A1, 2.84%, 11/25/33 (a)	266	255,562
Bear Stearns Alt-A Trust, Series 2004-13, Class A1, 0.98%, 11/25/34 (a)	356	335,847
Countrywide Alternative Loan Trust, Series 2006-41CB, Class 2A17, 6.00%, 1/25/37	824	535,427
Homebanc Mortgage Trust, Series 2005-4, Class A1, 0.51%, 10/25/35 (a)	1,515	1,063,526
Thornburg Mortgage Securities Trust, Series 2007-2, Class A2A, 0.37%, 6/25/37 (a)	713	713,747
		2,904,109
Commercial Mortgage-Backed Securities — 3.8%
Commercial Mortgage Pass- Through Certificates, Series 2007-C9, Class A2, 5.81%, 12/10/49 (a)	2,841	2,855,305
Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A2, 5.59%, 9/15/40	3,083	3,107,507
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A2, 5.32%, 2/15/40	696	696,168
		6,658,980

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Interest Only Collateralized Mortgage Obligations — 0.0%
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A7, 6.00%, 5/25/37	$467	$86,877
Total Non-Agency Mortgage-Backed Securities – 5.4%		9,649,966

Preferred Securities

Capital Trusts
Diversified Financial Services — 1.2%
JPMorgan Chase Capital XXII, 6.45%, 1/15/87	2,000	2,000,000
Electric Utilities — 1.1%
PPL Capital Funding, 6.70%, 3/30/67 (a)	2,000	2,000,000
Insurance — 0.3%
ZFS Finance (USA) Trust V, 6.50%, 5/09/67 (a)(b)	504	486,360
Total Capital Trusts – 2.6%		4,486,360

Trust Preferreds	Shares
Capital Markets — 1.1%
Morgan Stanley Capital Trust VIII, 6.45%, 4/15/67	80,000	1,919,608
Media — 1.1%
Comcast Corp., 6.63%, 5/15/56	80,000	2,006,702
Total Trust Preferreds – 2.2%		3,926,310
Total Preferred Securities – 4.8%		8,412,670

Taxable Municipal Bonds	Par (000)
State of California, GO, Various Purpose 3, Mandatory Put Bonds, 5.65%, 4/01/39 (a)	$1,220	1,280,744
Total Taxable Municipal Bonds – 0.7%		1,280,744

BLACKROCK ENHANCED GOVERNMENT FUND, INC.	MARCH 31, 2012	1

Schedule of Investments (continued)	BlackRock Enhanced Government Fund, Inc. (EGF)
(Percentages shown are based on Net Assets)

US Government Sponsored Agency Securities	Par (000)	Value
Agency Obligations — 14.4%
Fannie Mae:
5.25%, 8/01/12 (c)	$2,460	$2,499,207
4.00%, 2/01/41	18,034	18,920,036
Federal Farm Credit Bank, 4.55%, 6/08/20 (d)	3,500	4,147,941
		25,567,184
Collateralized Mortgage Obligations — 11.4%
Ginnie Mae Mortgage-Backed Securities, Class C (a):
Series 2005-87, 5.13%, 9/16/34	8,759	9,252,555
Series 2006-3, 5.24%, 4/16/39	10,000	11,045,130
		20,297,685
Interest Only Collateralized Mortgage Obligations — 2.3%
Fannie Mae Mortgage-Backed Securities:
Series 2010-126, Class UI, 5.50%, 10/25/40	3,799	647,013
Series 2012-47, Class NI, 4.50%, 4/25/42	3,000	581,250
Ginnie Mae Mortgage-Backed Securities (a):
Series 2006-30, Class, 0.57%, 5/16/46	5,829	178,382
Series 2009-78, Class SD, 5.96%, 9/20/32	3,993	715,423
Series 2011-52, Class NS, 6.43%, 4/16/41	10,742	1,945,068
		4,067,136
Mortgage-Backed Securities — 69.4%
Fannie Mae Mortgage-Backed Securities:
3.50%, 8/01/26 - 12/01/41	17,918	18,778,353
4.00%, 4/01/24 – 2/01/41	14,214	15,056,509
4.50%, 5/01/34 - 7/01/40	19,464	20,953,189
4.86%, 2/01/13	3,968	4,007,114
5.00%, 11/01/33 - 2/01/40 (c)	15,612	16,969,924
5.24%, 4/01/12	7,939	7,935,606
5.50%, 10/01/23 – 4/12/42 (c)	15,937	17,499,894
6.00%, 2/01/36 (e)	19,377	21,357,627
Freddie Mac Mortgage-Backed Securities, 4.50%, 5/01/34	520	552,908
Ginnie Mae Mortgage-Backed Securities, 5.00%, 11/15/35	23	25,216
		123,136,340
Total US Government Sponsored Agency Securities – 97.5%		173,068,345

US Treasury Obligations	Par (000)	Value
US Treasury Bonds (d):
6.63%, 2/15/27	$4,000	$5,870,000
3.88%, 8/15/40	12,000	13,273,128
4.38%, 5/15/41	10,000	12,021,880
3.75%, 8/15/41	12,000	12,973,128
US Treasury Notes:
0.25%, 1/31/14	300	299,567
0.88%, 11/30/16 (d)	16,735	16,664,395
3.13%, 5/15/21 (d)	10,000	10,884,380
2.13%, 8/15/21 (c)	2,000	1,998,594
2.00%, 2/15/22	2,000	1,961,562
Total US Treasury Obligations – 42.8%		75,946,634
Total Long-Term Investments (Cost – $267,681,493) – 154.7%		274,601,181

Short-Term Securities

Money Market Funds — 1.2%	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.14% (f)(g)	2,168,228	2,168,228
Total Short-Term Securities (Cost – $2,168,228) – 1.2%		2,168,228
Total Investments Before TBA Sale Commitments and Options Written (Cost – $269,849,721*) – 155.9%		276,769,409

TBA Sale Commitments (e)	Par (000)
Fannie Mae Mortgage-Backed Securities, 5.50%, 10/01/23 – 4/12/42	$15,000	(16,342,968)
Total TBA Sale Commitments (Proceeds – $16,345,313) – (9.2)%		(16,342,968)

BLACKROCK ENHANCED GOVERNMENT FUND, INC.	MARCH 31, 2012	2

Schedule of Investments (continued)	BlackRock Enhanced Government Fund, Inc. (EGF)
(Percentages shown are based on Net Assets)

Options Written

	Notional Amount (000)	Value
Over-the-Counter Interest Rate Call Swaptions — (0.2)%
Pay a fixed rate of 0.55% and receive a floating rate based on 6-month LIBOR, Expires 4/30/12, Broker Barclays Bank Plc	$50,000	$(15,000)
Pay a fixed rate of 1.20% and receive a floating rate based on 3-month LIBOR, Expires 4/30/12, Broker Barclays Bank Plc	25,000	(50,000)
Pay a fixed rate of 2.15% and receive a floating rate based on 3-month LIBOR, Expires 4/30/12, Broker Barclays Bank Plc	30,000	(141,000)
Pay a fixed rate of 2.90% and receive a floating rate based on 3-month LIBOR, Expires 4/30/12, Broker Barclays Bank Plc	10,000	(131,000)
Total Options Written (Premiums Received – $337,000) – (0.2)%		(337,000)
Total Investments, Net of TBA Sale Commitments and Options Written – 146.5%		260,089,441
Liabilities in Excess of Other Assets – (46.5)%		(82,572,597)
Net Assets – 100.0%		$177,516,844

*	As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$269,849,721
Gross unrealized appreciation	$10,263,577
Gross unrealized depreciation	(3,343,889)
Net unrealized appreciation	$6,919,688

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144a under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of security has been pledged as collateral in connection with swaps.

(d)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(e)	Represents or includes a TBA transaction. Unsettled TBA transactions as of March 31, 2012 were as follows:

Counterparty	Value	Unrealized Appreciation
Goldman Sachs & Co.	$182,814	$2

(f)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2011	Net Activity	Shares Held at March 31, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	7,261,074	(5,092,846)	2,168,228	$1,889

(g)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

GO	General Obligation Bonds
LIBOR	London Interbank Offered Rate
TBA	To Be Announced

•	Reverse repurchase agreements outstanding as of March 31, 2012 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Net Closing Amount	Face Amount
Credit Suisse Securities (USA) LLC	0.00%	1/09/12	Open	$15,037,500	$15,037,500
Deutsche Bank AG	0.16%	1/19/12	Open	6,212,062	6,210,000
Deutsche Bank AG	0.18%	1/19/12	Open	12,879,446	12,875,000
Deutsche Bank AG	0.18%	1/19/12	Open	4,133,457	4,130,000
Credit Suisse Securities (USA) LLC	0.10%	1/31/12	Open	14,027,376	14,025,000
Merrill Lynch & Co., Inc.	0.15%	2/16/12	Open	11,239,649	11,237,500
Credit Suisse Securities (USA) LLC	0.20%	3/20/12	Open	13,005,867	13,005,000
Total				$76,535,357	$76,520,000

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

BLACKROCK ENHANCED GOVERNMENT FUND, INC.	MARCH 31, 2012	3

Schedule of Investments (continued)	BlackRock Enhanced Government Fund, Inc. (EGF)

•	Financial futures contracts sold as of March 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
9	90-Day Euro-Dollar	Chicago Mercantile	June 2012	$2,239,425	$(250)
9	90-Day Euro-Dollar	Chicago Mercantile	September 2012	$2,238,975	(475)
9	90-Day Euro-Dollar	Chicago Mercantile	December 2012	$2,238,300	(925)
9	90-Day Euro-Dollar	Chicago Mercantile	March 2013	$2,237,625	(1,487)
7	90-Day Euro-Dollar	Chicago Mercantile	June 2013	$1,739,413	(1,235)
7	90-Day Euro-Dollar	Chicago Mercantile	September 2013	$1,738,100	(1,469)
7	90-Day Euro-Dollar	Chicago Mercantile	December 2013	$1,736,350	(1,507)
7	90-Day Euro-Dollar	Chicago Mercantile	March 2014	$1,734,600	(1,635)
5	90-Day Euro-Dollar	Chicago Mercantile	June 2014	$1,237,375	(1,264)
5	90-Day Euro-Dollar	Chicago Mercantile	September 2014	$1,235,563	(1,451)
5	90-Day Euro-Dollar	Chicago Mercantile	December 2014	$1,233,312	(1,451)
5	90-Day Euro-Dollar	Chicago Mercantile	March 2015	$1,231,125	(1,576)
Total					$(14,725)

•	Interest rate swaps outstanding as of March 31, 2012 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Depreciation
5.96%[1]	3-Month LIBOR	Deutsche Bank AG	12/27/37	$23,900	$(13,009,470)

[1]	Fund pays a fixed interest rate and receives a floating rate.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK ENHANCED GOVERNMENT FUND, INC.	MARCH 31, 2012	4

Schedule of Investments (concluded)	BlackRock Enhanced Government Fund, Inc. (EGF)

The following tables summarize the inputs used as of March 31, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments
Long Term Investments:
Asset-Backed Securities	—	$6,242,822	—	$6,242,822
Non-Agency Mortgage-Backed Securities	—	9,649,966	—	9,649,966
Preferred Securities	$3,926,310	4,486,360	—	8,412,670
Taxable Municipal Bonds	—	1,280,744	—	1,280,744
US Government Sponsored Agency Securities	—	173,068,345	—	173,068,345
US Treasury Obligations	—	75,946,634	—	75,946,634
Short-Term Securities:
Money Market Funds	2,168,228	—	—	2,168,228
Liabilities:
Long Term Investments:
TBA Sale Commitments	—	(16,342,968)	—	(16,342,968)
Total	$6,094,538	$254,331,903	—	$260,426,441

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Interest rate contracts	$(14,725)	$(13,346,470)	—	$(13,361,195)

[1]

Derivative financial instruments are swaps, financial futures contracts and options written. Swaps and financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

Certain of the Fund’s assets and liabilities are held at carrying or face amount which approximates fair value. Such assets and liabilities are categorized within the disclosure hierarchy as follows:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral for financial futures contracts	$6,743,000	—	—	$6,743,000
Liabilities:
Reverse repurchase agreements	—	$(76,520,000)	—	(76,520,000)
Total	$6,743,000	$(76,520,000)	—	$(69,777,000)

There were no transfers between levels during the period ended March 31, 2012.

BLACKROCK ENHANCED GOVERNMENT FUND, INC.	MARCH 31, 2012	5

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Enhanced Government Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Government Fund, Inc.

Date: May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Government Fund, Inc.

Date: May 23, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Enhanced Government Fund, Inc.

Date: May 23, 2012